Retirement Plans (Schedule of Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	$ 377.6	$ 414.3
Fair value of plan assets	$ 316.2	$ 295.4